Quarterly Report
May 31, 2020
MFS®  Global Real Estate Fund

Portfolio of Investments
5/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 98.8%
Construction – 8.8%
American Homes 4 Rent, “A”, REIT	1,876,042	$47,351,300
AvalonBay Communities, Inc., REIT	216,664	33,801,751
Katitas Co. Ltd.	1,480,300	33,011,466
Mid-America Apartment Communities, Inc., REIT	302,037	35,145,025
		$149,309,542
Network & Telecom – 5.4%
CoreSite Realty Corp.	203,689	$25,424,461
Equinix, Inc., REIT	61,431	42,856,108
QTS Realty Trust, Inc., REIT, “A”	330,541	22,675,113
		$90,955,682
Real Estate – 81.5%
Advance Residence Investment Corp., REIT	10,914	$33,952,868
Alexandria Real Estate Equities, Inc., REIT	229,102	35,217,560
Ascendas India Trust, REIT	31,914,800	32,077,446
Atrium European Real Estate Ltd.	2,500,355	7,285,740
Big Yellow Group PLC, REIT	2,075,202	25,628,732
Boardwalk REIT	1,261,002	26,743,115
Brixmor Property Group, Inc., REIT	2,007,435	22,402,975
Corporacion Inmobiliaria Vesta S.A.B. de C.V.	8,833,384	12,066,256
Corporate Office Properties Trust, REIT	760,936	19,000,572
Deutsche Wohnen SE	1,051,272	46,935,328
Embassy Office Parks, REIT	3,458,200	15,123,172
Entra ASA	1,794,792	24,411,699
EPR Properties, REIT	321,151	10,138,737
Equity Lifestyle Properties, Inc., REIT	562,441	35,040,074
ESR Cayman Ltd. (a)	8,512,000	19,063,190
Farmland Partners, Inc., REIT	958,698	6,615,016
Goodman Group, REIT	5,368,298	54,997,517
Grainger PLC	6,497,856	23,097,808
Granite REIT	434,637	21,443,797
Hang Lung Properties Ltd.	11,577,256	24,344,872
Host Hotels & Resorts, Inc., REIT	1,387,100	16,561,974
Hysan Development Co. Ltd.	6,450,000	17,474,037
Industrial Logistics Properties Trust, REIT	766,490	14,371,688
Japan Logistics Fund, Inc., REIT	15,135	40,207,497
Kenedix Office Investment Corp., REIT	5,589	30,990,978
Kenedix, Inc.	5,820,200	31,625,362
LEG Immobilien AG (a)	235,135	29,254,191
Link REIT	7,387,805	55,231,026
LondonMetric Property PLC, REIT	3,714,174	9,623,532
Mapletree Logistics Trust, REIT	30,470,093	44,212,692
Medical Properties Trust, Inc., REIT	1,079,513	19,517,595
National Storage, REIT	39,715,446	49,503,243
Prologis, Inc., REIT	1,060,210	97,009,215
Public Storage, Inc., REIT	334,784	67,874,108
Rayonier, Inc., REIT	716,087	17,007,066
Shaftesbury PLC, REIT	2,952,683	22,863,942
Shurgard Self Storage S.A.	956,081	31,374,198
Sino Land Co. Ltd.	16,116,424	18,774,600
STAG Industrial, Inc., REIT	1,108,474	29,817,951
STORE Capital Corp., REIT	1,442,457	27,897,118
Sun Communities, Inc., REIT	222,791	30,564,697
Swire Properties Ltd.	7,656,200	17,047,799
Unite Group PLC, REIT	1,265,075	13,569,156

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Real Estate – continued
Urban Edge Properties, REIT	2,657,953	$25,915,042
VICI Properties, Inc., REIT	1,673,341	32,830,951
W.P. Carey, Inc., REIT	399,844	23,954,654
Warehouses De Pauw, REIT	1,240,211	32,773,815
Welltower, Inc., REIT	814,657	41,278,670
		$1,384,713,271
Telecommunications - Wireless – 1.9%
American Tower Corp., REIT	123,250	$31,819,452
Telephone Services – 1.2%
Helios Tower PLC (a)	11,397,570	$21,142,140
Total Common Stocks		$1,677,940,087
Investment Companies (h) – 2.3%
Money Market Funds – 2.3%
MFS Institutional Money Market Portfolio, 0.19% (v)	38,995,397	$38,999,296

Other Assets, Less Liabilities – (1.1)%		(17,882,747)
Net Assets – 100.0%		$1,699,056,636
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $38,999,296 and $1,677,940,087, respectively.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
5/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of May 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$812,088,873	$—	$—	$812,088,873
Japan	169,788,171	—	—	169,788,171
Hong Kong	132,872,334	—	—	132,872,334
Australia	104,500,760	—	—	104,500,760
United Kingdom	71,685,362	23,097,808	—	94,783,170
Singapore	76,290,138	—	—	76,290,138
Germany	76,189,519	—	—	76,189,519
Belgium	—	64,148,013	—	64,148,013
Canada	48,186,912	—	—	48,186,912
Other Countries	74,680,498	24,411,699	—	99,092,197
Mutual Funds	38,999,296	—	—	38,999,296
Total	$1,605,281,863	$111,657,520	$—	$1,716,939,383
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$39,887,184	$427,055,159	$427,931,607	$(10,468)	$(972)	$38,999,296
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$637,239	$—
(3) Issuer Country Weightings
Issuer country weighting percentages of portfolio holdings based on net assets, as of May 31, 2020, are as follows:
United States	49.1%
Japan	10.0%
Hong Kong	7.8%
Australia	6.1%
United Kingdom	5.6%
Singapore	4.5%
Germany	4.5%
Belgium	3.8%
Canada	2.8%
Other Countries	5.8%
(4) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.
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